Stock-Based Compensation (Details) - Schedule of stock-based compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 9,460	$ 4,764	$ 18,131	$ 8,016	$ 28,415	$ 15,172
Cost of revenue [Member] | Cost of assay services revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	292	92	583	181	633	413
Cost of revenue [Member] | Cost of product revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	18	5	25	6	14	14
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	1,834	871	3,566	1,574	10,958	4,173
Selling, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 7,316	$ 3,796	$ 13,957	$ 6,255	$ 16,810	$ 10,572